Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ 205	€ (93)
Estimated approximate effects on shareholders' equity	3,249	2,848
Increase by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	152	(43)
Estimated approximate effects on shareholders' equity	1,900	1,015
Increase by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	244	(52)
Estimated approximate effects on shareholders' equity	3,541	3,219
Decrease by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(153)	74
Estimated approximate effects on shareholders' equity	(2,441)	(2,066)
Decrease by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	107	(51)
Estimated approximate effects on shareholders' equity	1,315	631
Decrease by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(179)	45
Estimated approximate effects on shareholders' equity	€ (2,616)	€ (2,325)